SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Feb. 03, 2013
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(Amounts in millions)

Accounts Receivable Allowance for Doubtful Accounts:

	Balance at Beginning of Period	Acquisition or Disposition of Business Adjustment	Charges to Expense/ (Income)	Doubtful Accounts Written Off, Net	Other Adjustments	Balance at End of Period
Fiscal Year ended:
January 30, 2011	$52	—	12	(28)	—	$36
January 29, 2012	$36	(2)	12	(14)	—	$32
February 3, 2013	$32	(3)	4	(10)	—	$23

Deferred Tax Valuation Allowances:

	Balance at Beginning of Period	Charges to Expense	Balance at End of Period
Fiscal Year ended:
January 30, 2011	$9	230	$239
January 29, 2012	$239	252	$491
February 3, 2013	$491	434	$925